Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ 8,730	$ 13,848	$ 24,807	$ 42,826
Other Comprehensive Income (Loss) | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	(1,466)	(41,320)	(26,683)	10,391
Debt termination expense | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ 0	$ (7)	$ 2	$ 40